Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)	¥ 0	$ 0	¥ 0
HK | Hong Kong tax laws [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	16.50%	16.50%
CN | Enterprise Income Tax Law [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			25.00%
PRC entities [Member]
Operating Loss Carryforwards [Line Items]
Preferential Tax Rate	15.00%	15.00%